CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Statements Of Operations
Net revenues	$ 1,338		$ 1,338
Operating expenses:
Compensation expense	151,620	22,000	171,680	54,520	$ 174,040	$ 713,701
Professional and consulting expense	75,662	263,585	176,944	309,518	488,704	1,400,701
General and administrative expenses	38,653	25,840	64,281	74,127	305,459	60,704
Total operating expense	265,935	311,425	412,905	438,165	968,203	2,175,106
Loss from operations	(264,597)	(311,425)	(411,567)	(438,165)	(968,203)	(2,175,106)
Other income (expense)
Derivative expense	(427,350)	(63,112)	(549,741)	(198,225)	(1,773,794)	(204,947)
Change in fair value of derivative liabilities	1,491,990	(200,996)	2,659,618	30,565	(1,363,996)	118,573
Interest income					5
Other expense from loan guarantee					(100,000)
Interest expense	(704,974)	(99,043)	(1,231,779)	(168,281)	(747,944)	(21,796)
Total other income (expense)	359,666	(363,151)	878,098	(335,941)	(3,985,729)	(108,170)
Loss before provision for income taxes	95,069	(674,576)	466,531	(774,106)	(4,953,932)	(2,283,276)
Provision for income taxes
Net Loss	95,069	(674,576)	466,531	(774,106)	(4,953,932)	(2,283,276)
Loss attributable to non-controlling interest	62,762		118,328		64,228
Net loss attributable to All For One Media Corp.	$ 157,831	$ (674,576)	$ 584,859	$ (774,106)	$ (4,889,704)	$ (2,283,276)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - Basic and Diluted	29,137,404	17,734,428	27,578,635	17,125,521	19,465,939	10,367,847
Diluted	98,042,735	17,734,428	96,483,966	17,125,521
NET INCOME (LOSS) PER COMMON SHARE OUTSTANDING
Basic	$ 0.01	$ (0.04)	$ 0.02	$ (0.05)
NET LOSS PER COMMON SHARE OUTSTANDING - Basic and Diluted	$ 0.00	$ (0.04)	$ (0.01)	$ (0.05)	$ (0.25)	$ (0.22)